2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 59 .9%
Communication Services — 9.4%
Alphabet Inc ....................... 6,539 1,589,631
AT&T Inc .......................... 4,614 130,299
Charter Communications Inc
(1)
........... 75 20,633
Comcast Corp ...................... 2,871 90,207
EchoStar Corp
(1)
..................... 95 7,254
Electronic Arts Inc ................... 181 36,508
Live Nation Entertainment Inc
(1)
........... 162 26,471
Meta Platforms Inc ................... 1,356 995,819
Netflix Inc
(1)
........................ 266 318,913
Omnicom Group Inc .................. 366 29,840
Pinterest Inc
(1)
...................... 529 17,018
Reddit Inc
(1)
........................ 78 17,939
ROBLOX Corp
(1)
..................... 366 50,698
Roku Inc
(1)
......................... 149 14,919
Spotify Technology SA
(1)
................ 100 69,800
Take-Two Interactive Software Inc
(1)
........ 136 35,137
T-Mobile US Inc ..................... 302 72,293
Trade Desk Inc/The
(1)
................. 330 16,173
Verizon Communications Inc ............ 2,952 129,741
Walt Disney Co/The .................. 1,202 137,629
Warner Bros Discovery Inc
(1)
............. 1,891 36,931
3,843,853
Consumer Discretionary — 7.3%
Airbnb Inc
(1)
........................ 216 26,227
Amazon.com Inc
(1)
................... 4,133 907,483
Aptiv PLC
(1)
........................ 205 17,675
AutoZone Inc
(1)
...................... 8 34,322
Best Buy Co Inc ..................... 156 11,797
Booking Holdings Inc ................. 14 75,590
BorgWarner Inc ..................... 350 15,386
Brunswick Corp/DE .................. 247 15,620
Burlington Stores Inc
(1)
................ 43 10,943
Carnival Corp
(1)
..................... 629 18,184
Carriage Services Inc ................. 308 13,718
Carvana Co
(1)
....................... 59 22,257
Chipotle Mexican Grill Inc
(1)
............. 647 25,356
Coupang Inc
(1)
...................... 615 19,803
Darden Restaurants Inc ................ 70 13,325
Deckers Outdoor Corp
(1)
................ 93 9,427
Dick's Sporting Goods Inc .............. 46 10,222
Domino's Pizza Inc ................... 23 9,929
DoorDash Inc
(1)
..................... 166 45,150
DR Horton Inc ...................... 137 23,217
DraftKings Inc
(1)
..................... 259 9,687
Duolingo Inc
(1)
...................... 24 7,724
Dutch Bros Inc
(1)
..................... 73 3,821
eBay Inc .......................... 220 20,009
Expedia Group Inc ................... 69 14,749
Five Below Inc
(1)
..................... 41 6,343
Floor & Decor Holdings Inc
(1)
............. 100 7,370
Flutter Entertainment PLC
(1)
............. 85 21,590
Ford Motor Co ...................... 2,058 24,614
GameStop Corp
(1)
.................... 214 5,838
Garmin Ltd ........................ 78 19,205
General Motors Co ................... 468 28,534
Genuine Parts Co .................... 127 17,602
Hilton Worldwide Holdings Inc ........... 132 34,246
Home Depot Inc/The .................. 431 174,637
Hyatt Hotels Corp .................... 95 13,483
KB Home ......................... 254 16,165
Las Vegas Sands Corp ................. 190 10,220
Lennar Corp
(1)
...................... 193 23,158
Lowe's Cos Inc ..................... 264 66,346
Lululemon Athletica Inc
(1)
............... 55 9,786
Marriott International Inc/MD ............ 130 33,857
McDonald's Corp .................... 304 92,383
Modine Manufacturing Co
(1)
............. 36 5,118
Movado Group Inc ................... 581 11,022
NIKE Inc .......................... 540 37,654
Norwegian Cruise Line Holdings Ltd
(1)
...... 383 9,433
On Holding AG
(1)
..................... 164 6,945
O'Reilly Automotive Inc
(1)
............... 390 42,046
PulteGroup Inc ...................... 157 20,744
Rivian Automotive Inc
(1)
................ 502 7,369
Ross Stores Inc ..................... 166 25,297
Royal Caribbean Cruises Ltd ............ 119 38,506
Starbucks Corp ..................... 529 44,753
Tapestry Inc ....................... 125 14,153
Tesla Inc
(1)
......................... 1,213 539,445
TJX Cos Inc/The ..................... 492 71,114
Toll Brothers Inc ..................... 133 18,373
TopBuild Corp
(1)
..................... 29 11,335
Tractor Supply Co .................... 295 16,777
Ulta Beauty Inc
(1)
.................... 24 13,122
Wayfair Inc
(1)
....................... 66 5,896
Williams-Sonoma Inc ................. 70 13,682
Wingstop Inc ....................... 15 3,775
Yum! Brands Inc ..................... 145 22,040
2,965,597
Consumer Staples — 1.0%
Altria Group Inc ..................... 254 16,779
Archer-Daniels-Midland Co ............. 86 5,138
Bunge Global SA .................... 29 2,356
Casey's General Stores Inc ............. 7 3,957
Celsius Holdings Inc
(1)
................. 27 1,552
Church & Dwight Co Inc ............... 58 5,083
Coca-Cola Co/The ................... 547 36,277
Colgate-Palmolive Co ................. 138 11,032

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Constellation Brands Inc ............... 25 3,367
Costco Wholesale Corp ................ 62 57,389
Dollar General Corp .................. 34 3,514
Dollar Tree Inc
(1)
..................... 32 3,020
elf Beauty Inc
(1)
..................... 10 1,325
Estee Lauder Cos Inc/The .............. 41 3,613
General Mills Inc .................... 147 7,412
Hershey Co/The ..................... 25 4,676
Kenvue Inc ........................ 298 4,837
Keurig Dr Pepper Inc .................. 204 5,204
Kimberly-Clark Corp .................. 58 7,212
Kraft Heinz Co/The ................... 197 5,130
Kroger Co/The ...................... 96 6,471
McCormick & Co Inc/MD ............... 74 4,951
Mondelez International Inc .............. 200 12,494
Monster Beverage Corp
(1)
............... 111 7,471
PepsiCo Inc ........................ 198 27,807
Performance Food Group Co
(1)
............ 35 3,641
Philip Morris International Inc ............ 222 36,008
Procter & Gamble Co/The .............. 330 50,705
Sysco Corp ........................ 85 6,999
Target Corp ........................ 74 6,638
Tyson Foods Inc ..................... 73 3,964
US Foods Holding Corp
(1)
............... 57 4,367
Walmart Inc ....................... 612 63,073
423,462
Energy — 2.1%
Antero Resources Corp
(1)
............... 150 5,034
APA Corp ......................... 203 4,929
Baker Hughes Co .................... 463 22,557
Centrus Energy Corp
(1)
................. 7 2,171
Cheniere Energy Inc .................. 99 23,263
Chevron Corp ...................... 833 129,357
Chord Energy Corp ................... 52 5,167
Civitas Resources Inc ................. 72 2,340
ConocoPhillips ...................... 561 53,065
Core Natural Resources Inc ............. 34 2,838
Coterra Energy Inc ................... 368 8,703
Devon Energy Corp ................... 324 11,359
Diamondback Energy Inc ............... 96 13,738
DT Midstream Inc .................... 52 5,879
Energy Fuels Inc/Canada
(1)
.............. 119 1,827
EOG Resources Inc ................... 252 28,254
EQT Corp ......................... 275 14,968
Expand Energy Corp .................. 106 11,261
Exxon Mobil Corp .................... 1,880 211,970
Halliburton Co ...................... 542 13,333
HF Sinclair Corp ..................... 99 5,182
Kinder Morgan Inc ................... 864 24,460
Marathon Petroleum Corp .............. 141 27,176
Murphy Oil Corp ..................... 145 4,119
Noble Corp PLC ..................... 117 3,309
NOV Inc .......................... 379 5,022
Occidental Petroleum Corp .............. 332 15,687
ONEOK Inc ........................ 288 21,015
Ovintiv Inc ......................... 161 6,501
PBF Energy Inc ..................... 68 2,052
Permian Resources Corp ............... 412 5,274
Phillips 66 ......................... 187 25,436
Range Resources Corp ................ 141 5,307
Schlumberger NV .................... 749 25,743
Targa Resources Corp ................. 100 16,754
TechnipFMC PLC .................... 202 7,969
Texas Pacific Land Corp ............... 9 8,403
Tidewater Inc
(1)
..................... 32 1,707
Uranium Energy Corp
(1)
................ 216 2,881
Valero Energy Corp ................... 144 24,517
Weatherford International PLC ........... 67 4,585
Williams Cos Inc/The ................. 537 34,019
849,131
Financials — 4.7%
Affirm Holdings Inc
(1)
.................. 68 4,969
Aflac Inc .......................... 144 16,085
Allstate Corp/The .................... 69 14,811
American Express Co ................. 130 43,181
American International Group Inc ......... 159 12,488
Ameriprise Financial Inc ............... 27 13,264
Annaly Capital Management Inc .......... 512 10,347
Aon PLC .......................... 49 17,472
Apollo Global Management Inc ........... 106 14,127
Arch Capital Group Ltd ................ 121 10,978
Ares Management Corp ................ 54 8,634
Arthur J Gallagher & Co ................ 59 18,275
Bank of America Corp ................. 1,448 74,702
Bank of New York Mellon Corp/The ........ 176 19,177
Beacon Financial Corp ................ 534 12,661
Berkshire Hathaway Inc
(1)
.............. 391 196,571
Blackrock Inc ...................... 34 39,640
Blackstone Inc ...................... 165 28,190
Block Inc
(1)
........................ 131 9,467
Brown & Brown Inc .................. 83 7,785
Cadence Bank ...................... 355 13,327
Capital One Financial Corp .............. 151 32,100
Carlyle Group Inc/The ................. 107 6,709
Cboe Global Markets Inc ............... 30 7,357
Charles Schwab Corp/The .............. 370 35,324
Chubb Ltd ......................... 86 24,273
Citigroup Inc ....................... 406 41,209
CME Group Inc ...................... 76 20,534
Coinbase Global Inc
(1)
................. 45 15,187
Corpay Inc
(1)
....................... 29 8,354
Equitable Holdings Inc ................. 151 7,668
Evercore Inc ....................... 25 8,433
Fidelity National Information Services Inc .... 132 8,704
First Mid Bancshares Inc ............... 380 14,394
Fiserv Inc
(1)
........................ 127 16,374

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
FNB Corp/PA ....................... 1,354 21,813
Global Payments Inc .................. 83 6,896
Goldman Sachs Group Inc/The ........... 68 54,152
Hancock Whitney Corp ................ 284 17,781
Hartford Insurance Group Inc/The ......... 110 14,673
Independent Bank Corp/MI .............. 426 13,195
Interactive Brokers Group Inc ............ 116 7,982
Intercontinental Exchange Inc ............ 126 21,228
JPMorgan Chase & Co ................ 583 183,896
KKR & Co Inc ....................... 161 20,922
LPL Financial Holdings Inc .............. 21 6,986
Marsh & McLennan Cos Inc ............. 113 22,773
Mastercard Inc ..................... 175 99,542
MetLife Inc ........................ 164 13,509
Moody's Corp ...................... 40 19,059
Morgan Stanley ..................... 249 39,581
Mr Cooper Group Inc
(1)
................. 17 3,583
MSCI Inc .......................... 19 10,781
Northern Trust Corp .................. 66 8,884
NU Holdings Ltd/Cayman Islands
(1)
........ 733 11,735
Old Republic International Corp ........... 348 14,780
PayPal Holdings Inc
(1)
................. 244 16,363
PNC Financial Services Group Inc/The ...... 102 20,495
Principal Financial Group Inc ............ 126 10,447
Progressive Corp/The ................. 132 32,597
Prudential Financial Inc ................ 110 11,411
Raymond James Financial Inc ........... 59 10,183
Robinhood Markets Inc
(1)
............... 162 23,195
S&P Global Inc ...................... 67 32,610
SoFi Technologies Inc
(1)
................ 298 7,873
Southside Bancshares Inc .............. 500 14,125
State Street Corp .................... 95 11,021
Synchrony Financial .................. 155 11,013
T Rowe Price Group Inc ................ 81 8,314
Toast Inc
(1)
........................ 137 5,002
Travelers Cos Inc/The ................. 59 16,474
Truist Financial Corp .................. 365 16,688
United Bankshares Inc/WV .............. 403 14,996
US Bancorp ........................ 394 19,042
Visa Inc .......................... 364 124,262
Wells Fargo & Co .................... 697 58,423
Willis Towers Watson PLC .............. 28 9,673
1,920,729
Health Care — 3.1%
Abbott Laboratories .................. 356 47,683
AbbVie Inc ........................ 369 85,438
Agilent Technologies Inc ............... 80 10,268
Align Technology Inc
(1)
................. 25 3,130
Alnylam Pharmaceuticals Inc
(1)
........... 29 13,224
Amgen Inc ........................ 115 32,453
Arrowhead Pharmaceuticals Inc
(1)
......... 75 2,587
Avidity Biosciences Inc
(1)
............... 44 1,917
Axsome Therapeutics Inc
(1)
.............. 28 3,401
Baxter International Inc ................ 168 3,825
Becton Dickinson & Co ................ 67 12,540
Biogen Inc
(1)
....................... 51 7,144
BioMarin Pharmaceutical Inc
(1)
........... 85 4,604
Blueprint Medicines CVR Escrow
(1) (2)
........ 19 0
Boston Scientific Corp
(1)
................ 321 31,339
Bridgebio Pharma Inc
(1)
................ 75 3,895
Bristol-Myers Squibb Co ............... 463 20,881
Cardinal Health Inc ................... 59 9,261
Cencora Inc ........................ 39 12,189
Centene Corp
(1)
..................... 152 5,423
Cigna Group/The .................... 61 17,583
Cooper Cos Inc/The
(1)
................. 62 4,251
Corcept Therapeutics Inc
(1)
.............. 34 2,826
Crinetics Pharmaceuticals Inc
(1)
.......... 118 4,915
CRISPR Therapeutics AG
(1)
.............. 46 2,981
CVS Health Corp .................... 277 20,883
Cytokinetics Inc
(1)
.................... 44 2,418
Danaher Corp ...................... 136 26,963
Denali Therapeutics Inc
(1)
............... 206 2,991
Dexcom Inc
(1)
....................... 98 6,594
Doximity Inc
(1)
...................... 52 3,804
Edwards Lifesciences Corp
(1)
............ 136 10,577
Elanco Animal Health Inc
(1)
.............. 156 3,142
Elevance Health Inc .................. 51 16,479
Eli Lilly & Co ....................... 170 129,710
Exact Sciences Corp
(1)
................. 63 3,447
Exelixis Inc
(1)
....................... 81 3,345
GE HealthCare Technologies Inc .......... 125 9,387
Gilead Sciences Inc .................. 268 29,748
Guardant Health Inc
(1)
................. 43 2,687
HCA Healthcare Inc ................... 40 17,048
HealthEquity Inc
(1)
.................... 34 3,222
Hims & Hers Health Inc
(1)
............... 50 2,836
Humana Inc ....................... 29 7,545
IDEXX Laboratories Inc
(1)
............... 19 12,139
Illumina Inc
(1)
....................... 50 4,748
Incyte Corp
(1)
....................... 52 4,410
Insmed Inc
(1)
....................... 44 6,336
Insulet Corp
(1)
...................... 19 5,866
Intuitive Surgical Inc
(1)
................. 77 34,437
Ionis Pharmaceuticals Inc
(1)
............. 46 3,009
IQVIA Holdings Inc
(1)
.................. 45 8,547
Jazz Pharmaceuticals PLC
(1)
............. 32 4,218
Johnson & Johnson .................. 495 91,783
Labcorp Holdings Inc ................. 26 7,464
Madrigal Pharmaceuticals Inc
(1)
.......... 7 3,211
McKesson Corp ..................... 27 20,859
Medpace Holdings Inc
(1)
................ 7 3,599
Medtronic PLC ...................... 266 25,334
Merck & Co Inc ..................... 542 45,490
Mettler-Toledo International Inc
(1)
......... 6 7,366
Moderna Inc
(1)
...................... 138 3,565
Molina Healthcare Inc
(1)
................ 17 3,253

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Natera Inc
(1)
........................ 36 5,795
Neurocrine Biosciences Inc
(1)
............ 31 4,352
Penumbra Inc
(1)
..................... 13 3,293
Pfizer Inc ......................... 1,233 31,417
Quest Diagnostics Inc ................. 33 6,289
Regeneron Pharmaceuticals Inc .......... 23 12,932
ResMed Inc ........................ 35 9,581
Revolution Medicines Inc
(1)
.............. 96 4,483
Revvity Inc ........................ 67 5,873
Spyre Therapeutics Inc
(1)
............... 216 3,620
STERIS PLC ........................ 30 7,423
Stryker Corp ....................... 73 26,986
Tempus AI Inc
(1)
..................... 27 2,179
Tenet Healthcare Corp
(1)
................ 27 5,482
Thermo Fisher Scientific Inc ............. 82 39,772
United Therapeutics Corp
(1)
............. 11 4,611
UnitedHealth Group Inc ................ 194 66,988
Utah Medical Products Inc .............. 99 6,234
Veeva Systems Inc
(1)
.................. 39 11,618
Vertex Pharmaceuticals Inc
(1)
............ 56 21,932
Viatris Inc ......................... 454 4,495
Waters Corp
(1)
...................... 17 5,097
West Pharmaceutical Services Inc ......... 17 4,460
Zimmer Biomet Holdings Inc ............ 55 5,417
Zoetis Inc ......................... 106 15,510
1,258,057
Industrials — 1.9%
3M Co ........................... 82 12,725
Advanced Drainage Systems Inc .......... 16 2,219
AECOM ........................... 28 3,653
AeroVironment Inc
(1)
.................. 5 1,574
AMETEK Inc ....................... 33 6,204
API Group Corp
(1)
.................... 85 2,921
Archer Aviation Inc
(1)
.................. 114 1,092
ATI Inc
(1)
.......................... 25 2,033
Automatic Data Processing Inc ........... 55 16,143
Axon Enterprise Inc
(1)
................. 10 7,176
Bloom Energy Corp
(1)
.................. 31 2,622
Boeing Co/The
(1)
..................... 94 20,288
Booz Allen Hamilton Holding Corp ......... 21 2,099
Broadridge Financial Solutions Inc ......... 20 4,763
Builders FirstSource Inc
(1)
.............. 22 2,667
BWX Technologies Inc ................. 15 2,766
CACI International Inc
(1)
................ 5 2,494
Carlisle Cos Inc ..................... 7 2,303
Carrier Global Corp ................... 111 6,627
Caterpillar Inc ...................... 60 28,629
CH Robinson Worldwide Inc ............. 19 2,516
Chart Industries Inc
(1)
................. 8 1,601
Cintas Corp ........................ 45 9,237
Comfort Systems USA Inc .............. 6 4,951
Copart Inc
(1)
........................ 124 5,576
Core & Main Inc
(1)
.................... 46 2,476
Covenant Logistics Group Inc ............ 146 3,162
CSX Corp ......................... 237 8,416
Cummins Inc ....................... 21 8,870
Curtiss-Wright Corp .................. 8 4,344
Dayforce Inc
(1)
...................... 31 2,136
Deere & Co ........................ 32 14,632
Delta Air Lines Inc ................... 108 6,129
Dover Corp ........................ 38 6,340
Eaton Corp PLC ..................... 50 18,712
EMCOR Group Inc .................... 8 5,196
Emerson Electric Co .................. 76 9,970
Ennis Inc ......................... 234 4,278
Equifax Inc ........................ 20 5,131
Fastenal Co ........................ 160 7,846
FedEx Corp ........................ 35 8,253
Ferguson Enterprises Inc ............... 26 5,839
Fortive Corp ....................... 85 4,164
FTAI Aviation Ltd .................... 14 2,336
Gates Industrial Corp PLC
(1)
............. 140 3,475
GE Vernova Inc ..................... 36 22,136
Generac Holdings Inc
(1)
................ 10 1,674
General Dynamics Corp ................ 33 11,253
General Electric Co ................... 134 40,310
Graco Inc ......................... 81 6,882
Heartland Express Inc ................. 323 2,707
Honeywell International Inc ............. 86 18,103
Howmet Aerospace Inc ................ 57 11,185
Hubbell Inc ........................ 10 4,303
Illinois Tool Works Inc ................. 40 10,430
Ingersoll Rand Inc ................... 73 6,031
ITT Inc ........................... 30 5,363
Jacobs Solutions Inc .................. 30 4,496
Joby Aviation Inc
(1)
................... 77 1,243
Johnson Controls International plc ......... 88 9,676
Kratos Defense & Security Solutions Inc
(1)
.... 31 2,832
L3Harris Technologies Inc .............. 26 7,941
Leidos Holdings Inc .................. 21 3,968
Lennox International Inc ............... 6 3,176
Lockheed Martin Corp ................. 27 13,479
Lyft Inc
(1)
.......................... 75 1,651
Masco Corp ....................... 55 3,871
NEXTracker Inc
(1)
.................... 23 1,702
Norfolk Southern Corp ................. 28 8,411
Northrop Grumman Corp ............... 18 10,968
NuScale Power Corp
(1)
................. 23 828
nVent Electric PLC ................... 31 3,058
Old Dominion Freight Line Inc ............ 31 4,364
Otis Worldwide Corp .................. 58 5,303
Owens Corning ..................... 24 3,395
PACCAR Inc ........................ 75 7,374
Parker-Hannifin Corp ................. 18 13,647
Paychex Inc ....................... 52 6,592
Paycom Software Inc ................. 12 2,498
Pentair PLC ........................ 46 5,095

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Quanta Services Inc .................. 23 9,532
QXO Inc
(1)
......................... 99 1,887
RB Global Inc ....................... 34 3,684
Republic Services Inc ................. 27 6,196
Rocket Lab Corp
(1)
................... 58 2,779
Rockwell Automation Inc ............... 16 5,592
RTX Corp ......................... 169 28,279
Saia Inc
(1)
......................... 5 1,497
SiteOne Landscape Supply Inc
(1)
.......... 18 2,318
Southwest Airlines Co ................. 80 2,553
Stanley Black & Decker Inc ............. 38 2,825
Sterling Infrastructure Inc
(1)
............. 8 2,717
Sunrun Inc
(1)
....................... 34 588
Tennant Co ........................ 58 4,701
Textron Inc ........................ 41 3,464
Trane Technologies PLC ................ 29 12,237
TransDigm Group Inc ................. 7 9,226
TransUnion ........................ 40 3,351
Trex Co Inc
(1)
....................... 41 2,118
Uber Technologies Inc
(1)
................ 257 25,178
Union Pacific Corp ................... 72 17,019
United Airlines Holdings Inc
(1)
............ 55 5,307
United Parcel Service Inc ............... 94 7,852
United Rentals Inc ................... 10 9,547
Veralto Corp ....................... 45 4,797
Verisk Analytics Inc ................... 22 5,533
Vertiv Holdings Co ................... 53 7,996
Waste Management Inc ................ 48 10,600
Watsco Inc ........................ 7 2,830
WESCO International Inc ............... 17 3,595
Westinghouse Air Brake Technologies Corp ... 27 5,413
WW Grainger Inc .................... 6 5,718
XPO Inc
(1)
......................... 22 2,844
Xylem Inc/NY ....................... 37 5,458
777,760
Information Technology — 27.4%
Accenture PLC ...................... 428 105,545
Adobe Inc
(1)
........................ 281 99,123
Advanced Micro Devices Inc
(1)
........... 917 148,361
Amphenol Corp ..................... 912 112,860
Analog Devices Inc ................... 351 86,241
Apple Inc ......................... 7,949 2,024,054
Applied Materials Inc ................. 498 101,961
AppLovin Corp
(1)
..................... 137 98,440
Arista Networks Inc
(1)
................. 636 92,672
Astera Labs Inc
(1)
.................... 93 18,209
Autodesk Inc
(1)
...................... 185 58,769
Belden Inc ........................ 543 65,307
Broadcom Inc ...................... 2,501 825,105
Cadence Design Systems Inc
(1)
........... 185 64,983
Cisco Systems Inc ................... 2,747 187,950
Cloudflare Inc
(1)
..................... 243 52,145
Cognizant Technology Solutions Corp ....... 984 65,997
Corning Inc ........................ 717 58,815
Crowdstrike Holdings Inc
(1)
.............. 168 82,384
CTS Corp ......................... 1,741 69,536
Datadog Inc
(1)
...................... 272 38,733
Dell Technologies Inc ................. 325 46,075
Fair Isaac Corp
(1)
.................... 20 29,931
Fortinet Inc
(1)
....................... 481 40,442
HubSpot Inc
(1)
...................... 80 37,424
Intel Corp
(1)
........................ 2,695 90,417
International Business Machines Corp ...... 544 153,495
Intuit Inc .......................... 164 111,997
KLA Corp ......................... 92 99,231
Lam Research Corp .................. 906 121,313
Marvell Technology Inc ................ 557 46,827
Microchip Technology Inc .............. 478 30,697
Micron Technology Inc ................ 680 113,778
Microsoft Corp ...................... 3,992 2,067,656
MongoDB Inc
(1)
..................... 61 18,933
Monolithic Power Systems Inc ........... 38 34,984
NVIDIA Corp ....................... 12,575 2,346,243
Oracle Corp ........................ 924 259,866
Palantir Technologies Inc
(1)
.............. 1,207 220,181
Palo Alto Networks Inc
(1)
............... 451 91,833
Pure Storage Inc
(1)
................... 315 26,400
QUALCOMM Inc ..................... 689 114,622
Salesforce Inc ...................... 614 145,518
ServiceNow Inc
(1)
.................... 133 122,397
Snowflake Inc
(1)
..................... 204 46,012
Strategy Inc
(1)
...................... 150 48,331
Super Micro Computer Inc
(1)
............. 356 17,067
Synopsys Inc
(1)
...................... 127 62,661
Texas Instruments Inc ................. 528 97,009
Western Digital Corp .................. 395 47,424
Workday Inc
(1)
...................... 212 51,035
11,196,989
Materials — 0.0%
Amcor PLC ........................ 2 16
Anglogold Ashanti Plc ................. 1 70
Cleveland-Cliffs Inc
(1)
................. 1 12
Coeur Mining Inc
(1)
................... 1 19
Corteva Inc ........................ 1 68
CRH PLC .......................... 1 120
Dow Inc .......................... 1 23
DuPont de Nemours Inc ................ 1 78
Freeport-McMoRan Inc ................ 1 39
Hecla Mining Co ..................... 1 12
International Paper Co ................. 1 47
Newmont Corp ..................... 1 84
Smurfit WestRock PLC ................ 1 43
631
Real Estate — 1.5%
Alexandria Real Estate Equities Inc ........ 88 7,334

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Alpine Income Property Trust Inc .......... 260 3,684
American Healthcare REIT Inc ............ 77 3,235
American Homes 4 Rent ............... 173 5,752
American Tower Corp ................. 195 37,502
Americold Realty Trust Inc .............. 184 2,252
AvalonBay Communities Inc ............. 67 12,942
Brixmor Property Group Inc ............. 173 4,789
BXP Inc .......................... 79 5,873
Camden Property Trust ................ 58 6,193
CareTrust REIT Inc ................... 101 3,503
CBRE Group Inc
(1)
.................... 131 20,640
Centerspace ....................... 74 4,359
Compass Inc
(1)
...................... 230 1,847
CoStar Group Inc
(1)
................... 179 15,102
Crown Castle Inc .................... 186 17,947
CubeSmart ........................ 134 5,448
Cushman & Wakefield PLC
(1)
............. 183 2,913
Digital Realty Trust Inc ................. 142 24,549
EastGroup Properties Inc ............... 34 5,755
Equinix Inc ........................ 41 32,113
Equity LifeStyle Properties Inc ........... 93 5,645
Equity Residential .................... 185 11,975
Essex Property Trust Inc ............... 29 7,762
Extra Space Storage Inc ............... 95 13,389
Gaming and Leisure Properties Inc ........ 130 6,059
Healthcare Realty Trust Inc .............. 189 3,408
Healthpeak Properties Inc .............. 346 6,626
Highwoods Properties Inc .............. 138 4,391
Host Hotels & Resorts Inc .............. 340 5,787
Invitation Homes Inc .................. 296 8,682
Iron Mountain Inc .................... 129 13,150
Jones Lang LaSalle Inc
(1)
............... 26 7,755
Kilroy Realty Corp .................... 90 3,803
Kimco Realty Corp ................... 358 7,822
Lamar Advertising Co ................. 42 5,142
Macerich Co/The .................... 182 3,312
Mid-America Apartment Communities Inc .... 54 7,545
NNN REIT Inc ....................... 117 4,981
Omega Healthcare Investors Inc .......... 130 5,489
One Liberty Properties Inc .............. 214 4,734
Park Hotels & Resorts Inc .............. 265 2,936
Phillips Edison & Co Inc ................ 155 5,321
Prologis Inc ........................ 392 44,892
Public Storage ...................... 68 19,642
Realty Income Corp .................. 387 23,526
Regency Centers Corp ................. 94 6,853
Rexford Industrial Realty Inc ............. 135 5,550
SBA Communications Corp ............. 47 9,087
Simon Property Group Inc .............. 138 25,898
SL Green Realty Corp ................. 52 3,110
Sun Communities Inc ................. 56 7,224
Terreno Realty Corp .................. 75 4,256
UDR Inc .......................... 169 6,297
Ventas Inc ......................... 184 12,878
VICI Properties Inc ................... 469 15,294
Vornado Realty Trust .................. 94 3,810
Welltower Inc ...................... 270 48,098
Weyerhaeuser Co .................... 350 8,677
WP Carey Inc ....................... 103 6,960
Zillow Group Inc
(1)
.................... 99 7,370
628,868
Utilities — 1.5%
AES Corp/The ...................... 342 4,501
Alliant Energy Corp ................... 167 11,257
Ameren Corp ....................... 127 13,256
American Electric Power Co Inc .......... 228 25,650
American Water Works Co Inc ............ 95 13,223
Atmos Energy Corp ................... 93 15,880
Brookfield Renewable Corp ............. 85 2,926
CenterPoint Energy Inc ................ 280 10,864
CMS Energy Corp .................... 147 10,769
Consolidated Edison Inc ............... 152 15,279
Constellation Energy Corp .............. 131 43,108
Dominion Energy Inc .................. 364 22,266
DTE Energy Co ...................... 97 13,719
Duke Energy Corp ................... 319 39,476
Edison International .................. 174 9,619
Entergy Corp ....................... 189 17,613
Essential Utilities Inc .................. 233 9,297
Evergy Inc ......................... 140 10,643
Eversource Energy ................... 183 13,019
Exelon Corp ....................... 444 19,984
FirstEnergy Corp .................... 261 11,959
New Jersey Resources Corp ............. 252 12,134
NextEra Energy Inc ................... 857 64,695
NiSource Inc ....................... 221 9,569
NRG Energy Inc ..................... 84 13,604
Oklo Inc
(1)
......................... 43 4,800
PG&E Corp ........................ 952 14,356
PPL Corp ......................... 352 13,080
Public Service Enterprise Group Inc ........ 214 17,860
Sempra .......................... 282 25,374
Southern Co/The .................... 452 42,836
Talen Energy Corp
(1)
.................. 20 8,508
Vistra Corp ........................ 143 28,017
WEC Energy Group Inc ................ 135 15,470
Xcel Energy Inc ..................... 256 20,646
625,257
Total Common Stocks (United States)
(Cost $ 19,773,800 ) ................. 24,490,334
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 1
Total Preferred Stock (United States)
(Cost $ – ) ........................ 1

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Registered Investment Companies — 4 .5%
U.S. Fixed Income — 4.1%
Baird Core Plus Bond Fund - Class I ....... 33,792 348,733
Dodge & Cox Income Fund - Class I ........ 15,611 200,132
Fidelity Advisor Capital & Income Fund - Class Z 16,952 199,187
Fidelity Total Bond Fund - Class Z ......... 46,638 451,454
Frost Total Return Bond Fund - Class I ...... 5,956 58,254
iShares 20+ Year Treasury Bond ETF
(3)
...... 2,243 200,457
iShares 7-10 Year Treasury Bond ETF
(3)
..... 2,078 200,444
1,658,661
International Fixed Income — 0.4%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(3)
...................... 1,911 181,908
181,908
Total Registered Investment Companies
(Cost $ 1,793,500 ) .................. 1,840,569
Money Market Registered Investment Companies — 33 .2%
Meeder Government Money Market Fund ,
3.99%
(4)
........................ 13,578,302 13,578,302
Total Money Market Registered Investment
Companies
(Cost $ 13,578,302 ) ................. 13,578,302
Total Investments — 97 .6%
(Cost $ 35,145,602 ) ................. 39,909,206
Other Assets less Liabilities — 2 .4% ....... 990,880
Total Net Assets — 100 .0% ............. 40,900,086
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,455 18,582
Meeder Conservative Allocation Fund - Retail
Class .......................... 383 8,994
Meeder Dynamic Allocation Fund - Retail Class 3,907 55,207
Meeder Muirfield Fund - Retail Class ....... 2,181 20,432
Total Trustee Deferred Compensation
(Cost $ 86,920 ) .................... 103,215
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ........ 46 12/19/25 6,406,190 (3,282)
Mini MSCI Emg Mkt
Futures - Dec 2025 .. 21 12/19/25 1,427,685 8,782
S&P 500 Mini Futures
December 2025 .... 19 12/19/25 6,401,813 56,786
Total Futures Contracts . 86 14,235,688 62,286
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(5) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.